First Trust NASDAQ ABA Community Bank Index Fund Expense Example, No Redemption - First Trust NASDAQ ABA Community Bank Index Fund - First Trust NASDAQ ABA Community Bank Index Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 61
Expense Example, No Redemption, 3 Years	199
Expense Example, No Redemption, 5 Years	348
Expense Example, No Redemption, 10 Years	$ 783